Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
5. Discontinued operations
On May 15, 2025, shareholders approved management's plan to sell the Light-Duty segment in accordance with the terms of the sale and purchase agreement ("SPA") dated March 30, 2025. On July 14, 2025, the Company entered into a short-term loan with the Purchaser for $5,839 (€5,000). The loan was subsequently repaid on July 29, 2025.
On July 29, 2025, the Company closed the sale of its Light-Duty segment to the Purchaser for consideration of $59,975 (€51,424). The Company recorded a $37,313 loss on disposal of the operations in respect of the sale. The Company received proceeds of $50,763 (€43,424) from the Purchaser in cash and other consideration. The Company expects to receive a further $9,391 (€8,000) from proceeds held in escrow, which are included in a holdback receivable (note 6) and other long-term assets (note 10). The proceeds held in escrow will be released to the Company in three tranches by early 2026, early 2027 and mid-year 2027. Purchase price adjustments may impact the final proceeds received from the Purchaser pending satisfaction of certain general representations and warranties provided by the Company that are customary in nature. Subsequent to year-end, the Company received $6,493 (€5,500) for the first of three tranches.

Further, up to $3,790 (€3,250) in potential earnouts will be payable to the Company if certain conditions are achieved in accordance with the terms and conditions of the sale and purchase agreement.

Major assets and liabilities of the discontinued operations were as follows:

	July 29, 2025	December 31, 2024
Cash	$21,112	$22,892
Accounts receivable	58,874	54,316
Inventories	55,991	46,858
Prepaid expenses	14,610	4,332
	150,587	128,398
Long-term investments	3,454	2,866
Property, plant, and equipment	43,798	38,836
Operating lease right-of-use asset	20,964	18,196
Intangible assets	5,054	5,184
Deferred income tax assets	9,990	9,695
Goodwill	2,957	2,876
Other long-term assets	1,990	1,842
	88,207	79,495
Total assets classified as held for sale	$238,794	$207,893

Accounts payable and accrued liabilities	$84,405	$68,688
Current portion of operating lease liabilities	2,414	2,336
Current portion of long-term debt	11,067	10,755
Current portion of warranty liabilities	3,329	2,709
	101,215	84,488
Long-term operating lease liabilities	18,691	15,885
Long-term debt	13,513	16,135
Warranty liabilities	1,874	1,456
Deferred income tax liabilities	1,971	4,029
Other long-term liabilities	3,032	2,955
	39,081	40,460
Total liabilities classified as held for sale	$140,296	$124,948
The period ended July 29, 2025 only included activity prior to the disposal of the operations. Revenue and expenses of the discontinued operations were as follows:

	Period ended July 29,	Years ended December 31,
	2025	2024	2023

Revenue	$160,004	$261,601	$263,645
Cost of revenue	126,861	206,853	215,067
Gross profit	33,143	54,748	48,578
Operating expenses:
Research and development	6,763	12,055	13,166
General and administrative	8,313	16,955	19,128
Sales and marketing	6,006	9,967	10,436
Foreign exchange loss	2,166	21	2,935
Depreciation and amortization	1,509	2,707	3,145
Loss on sale of assets	—	—	32
	24,757	41,705	48,842
Income (loss) from discontinued operations	8,386	13,043	(264)

Income from investment accounted for by the equity method	591	1,313	779
Loss on disposal of operations	(37,313)	—	—
Impairment of long-lived assets	(664)	—	—
Interest on long-term debt	(930)	(1,714)	(1,257)
Interest and other income, net of bank charges	429	1,248	117
Income (loss) from discontinued operations before income tax	(29,501)	13,890	(625)
Income tax expense	2,554	4,463	675
Net income (loss) from discontinued operations	$(32,055)	$9,427	$(1,300)